Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	SUNAMERICA SENIOR FLOATING RATE FUND INC
Central Index Key	0001059040
Amendment Flag	false
Document Creation Date	Apr. 29, 2019
Document Effective Date	Apr. 30, 2019
Prospectus Date	Apr. 30, 2019
AIG Senior Floating Rate Fund | Class A
Prospectus:
Trading Symbol	SASFX
AIG Senior Floating Rate Fund | Class C
Prospectus:
Trading Symbol	NFRCX
AIG Senior Floating Rate Fund | Class W
Prospectus:
Trading Symbol	NFRWX